Schedule of Investments (unaudited) December 31, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Trusts — 2.9%

Banks — 1.3%
HSBC Holdings PLC:
(USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00%(a)(b)	$520	$553,800
(USD Swap Rate 11:00 am NY 1 + 4.368%), 6.38%(a)(b)	500	543,750
JPMorgan Chase & Co.:
(3 mo. LIBOR US + 3.470%), 5.41%(a)(b)	244	246,196
(3 mo. LIBOR US + 3.330%), 6.10%(a)(b)	208	226,990
(3 mo. LIBOR US + 3.780%), 6.75%(a)(b)	925	1,044,556
Lloyds Banking Group PLC, (5 yr. Swap Semi 30/360 US + 4.496%), 7.50%(a)(b)	380	426,075
U.S. Bancorp, Series J, (3 mo. LIBOR US + 2.914%), 5.30%(a)(b)	1,075	1,186,531
Wells Fargo & Co., (3 mo. LIBOR US + 3.990%), 5.88%(a)(b)	1,125	1,251,562

		5,479,460

Capital Markets — 0.3%
State Street Corp.:
(3 mo. LIBOR US + 3.597%), 5.25%(a)(b)	285	292,262
(3 mo. LIBOR US + 2.539%), 5.63%(a)(b)	735	780,026

		1,072,288

Electric Utilities — 0.2%
Exelon Corp., 3.50%, 06/01/22	785	806,231

Insurance — 0.2%
Allstate Corp., (3 mo. LIBOR US + 2.938%), 5.75%, 08/15/53(a)	835	897,683

Media — 0.5%
NBCUniversal Enterprise, Inc., 5.25%(b)(c)	2,200	2,271,500

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.72%, 08/15/21(d)	490	493,756

Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc., (3 mo. LIBOR US + 3.641%), 6.25%, 03/01/78(a)	780	845,980
TransCanada Trust:
(3 mo. LIBOR US + 3.528%), 5.63%, 05/20/75(a)	359	374,257
(3 mo. LIBOR US + 4.640%), 5.88%, 08/15/76(a)	120	129,156

		1,349,393

Total Capital Trusts — 2.9% (Cost: $11,735,139)		12,370,311

Corporate Bonds — 79.1%

Aerospace & Defense — 2.7%
Boeing Co.:
2.70%, 02/01/27	200	202,782
3.90%, 05/01/49	255	276,839
3.95%, 08/01/59	280	299,091
L3Harris Technologies, Inc.:
4.40%, 06/15/28(c)	1,385	1,544,148
2.90%, 12/15/29	70	71,111
Lockheed Martin Corp.:
3.10%, 01/15/23	95	98,006
3.55%, 01/15/26	145	155,564
4.07%, 12/15/42	465	531,024
Northrop Grumman Corp.:
3.25%, 01/15/28	910	949,739
4.75%, 06/01/43	330	398,872
Northrop Grumman Systems Corp., 7.88%, 03/01/26	1,000	1,289,630
Rockwell Collins, Inc.: 3.20%, 03/15/24	550	572,446

Security	Par (000)	Value

Aerospace & Defense (continued)
3.50%, 03/15/27	$520	$552,315
4.35%, 04/15/47	240	282,657
United Technologies Corp.:
3.35%, 08/16/21	140	143,360
2.30%, 05/04/22	105	105,880
3.10%, 06/01/22	810	831,092
3.65%, 08/16/23	410	432,307
6.70%, 08/01/28	225	292,049
4.13%, 11/16/28	780	877,573
6.05%, 06/01/36	450	612,925
6.13%, 07/15/38	280	388,860
4.50%, 06/01/42	595	713,359

		11,621,629

Air Freight & Logistics — 0.3%
FedEx Corp.:
3.25%, 04/01/26	120	124,901
3.10%, 08/05/29	735	734,479
4.10%, 02/01/45	215	208,674

		1,068,054

Airlines — 0.9%
Air Canada Pass-Through Trust, Series 2017, Class 1AA, 3.30%, 07/15/31(c)	120	122,832
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 04/01/24	84	86,094
Series 2019-1, Class B, 3.85%, 08/15/29	420	426,806
Series 2017-1, Class AA, 3.65%, 08/15/30	722	761,002
British Airways Pass Through Trust,
Series 2019-1, Class A, 3.35%, 12/15/30(c)	340	350,227
Delta Air Lines, Inc., 3.80%, 04/19/23	880	913,136
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/25(c)	427	439,644
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	603	634,718
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/01/33	220	220,856

		3,955,315

Auto Components — 0.1%
ZF North America Capital, Inc., 4.75%, 04/29/25(c)	600	631,318

Automobiles — 0.5%
Ford Motor Co.:
4.75%, 01/15/43	82	72,879
5.29%, 12/08/46	82	78,137
General Motors Co., 5.00%, 10/01/28	505	550,200
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(c)	1,275	1,295,818

		1,997,034

Banks — 13.4%
AIB Group PLC, (3 mo. LIBOR US + 1.874%), 4.26%, 04/10/25(a)(c)	625	662,060
Banco Santander SA:
3.13%, 02/23/23	800	816,606
3.85%, 04/12/23	800	834,580
Bank of America Corp.:
(3 mo. LIBOR US + 0.630%), 3.50%, 05/17/22(a)	800	816,073
4.20%, 08/26/24	1,245	1,336,899
4.00%, 01/22/25	970	1,034,696
(3 mo. LIBOR US + 0.970%), 3.46%, 03/15/25(a)	2,265	2,365,308
3.95%, 04/21/25	790	843,686
4.45%, 03/03/26	2,305	2,531,603
(3 mo. LIBOR US + 1.512%), 3.71%, 04/24/28(a)	285	304,738

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
(3 mo. LIBOR US + 1.070%), 3.97%, 03/05/29(a)	$1,455	$1,585,619
(3 mo. LIBOR US + 1.310%), 4.27%, 07/23/29(a)	300	333,454
5.00%, 01/21/44	250	326,076
(3 mo. LIBOR US + 1.190%), 3.95%, 01/23/49(a)	500	567,931
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(c)	895	896,259
Barclays Bank PLC, 5.14%, 10/14/20	1,325	1,352,721
Barclays PLC:
(3 mo. LIBOR US + 1.400%), 4.61%, 02/15/23(a)	1,510	1,577,199
(3 mo. LIBOR US + 3.054%), 5.09%, 06/20/30(a)	210	234,158
BNP Paribas SA:
(3 mo. LIBOR US + 1.111%), 2.82%, 11/19/25(a)(c)	525	531,235
(5 yr. Swap Semi 30/360 US + 1.483%), 4.38%, 03/01/33(a)(c)	645	696,699
Citigroup, Inc.:
(3 mo. LIBOR US + 0.897%), 3.35%, 04/24/25(a)	795	827,440
4.30%, 11/20/26	600	653,370
(3 mo. LIBOR US + 1.563%), 3.89%, 01/10/28(a)	425	458,028
(3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(a)	160	170,583
(3 mo. LIBOR US + 1.192%), 4.08%, 04/23/29(a)	625	684,174
4.75%, 05/18/46	550	657,872
4.65%, 07/23/48	225	281,437
Citizens Bank N.A., 2.55%, 05/13/21	330	332,538
Commonwealth Bank of Australia, 3.74%, 09/12/39(c)	290	290,914
Cooperatieve Rabobank UA, 3.13%, 04/26/21	670	680,557
Danske Bank A/S:
5.00%, 01/12/22(c)	555	582,968
(3 mo. LIBOR US + 1.249%), 3.00%, 09/20/22(a)(c)	700	706,205
Discover Bank:
3.35%, 02/06/23	300	309,396
(5 yr. Swap Semi 30/360 US + 1.730%), 4.68%, 08/09/28(a)	600	627,000
HSBC Holdings PLC:
(3 mo. LIBOR US + 1.055%), 3.26%, 03/13/23(a)	985	1,007,518
4.25%, 08/18/25	500	534,770
4.38%, 11/23/26	270	292,016
Huntington Bancshares, Inc., 4.00%, 05/15/25	905	977,997
ING Groep NV, (3 mo. LIBOR US + 1.150%), 3.11%, 03/29/22(e)	1,040	1,054,188
Intesa Sanpaolo SpA:
3.38%, 01/12/23(c)	485	493,177
5.02%, 06/26/24(c)	416	437,122
JPMorgan Chase & Co.:
2.30%, 08/15/21	665	666,638
(3 mo. LIBOR US + 1.000%), 4.02%, 12/05/24(a)	900	959,825
(3 mo. LIBOR US + 1.245%), 3.96%, 01/29/27(a)	1,055	1,145,023
(3 mo. LIBOR US + 1.337%), 3.78%, 02/01/28(a)	800	862,708
(3 mo. LIBOR US + 1.120%), 4.01%, 04/23/29(a)	340	373,467

Security	Par (000)	Value

Banks (continued)
(3 mo. LIBOR US + 1.160%), 3.70%, 05/06/30(a)	$485	$522,530
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38(a)	720	796,993
4.95%, 06/01/45	320	407,315
(3 mo. LIBOR US + 1.220%), 3.90%, 01/23/49(a)	915	1,029,811
Lloyds Bank PLC, 5.80%, 01/13/20(c)	2,000	2,002,062
Lloyds Banking Group PLC, 4.58%, 12/10/25	675	731,095
Mitsubishi UFJ Financial Group, Inc.:
3.22%, 03/07/22	575	589,177
2.62%, 07/18/22	1,015	1,028,878
3.76%, 07/26/23	1,100	1,158,826
PNC Financial Services Group, Inc., 3.45%, 04/23/29	800	853,912
Regions Bank, (3 mo. LIBOR US + 0.500%), 3.37%, 08/13/21(a)	920	927,112
Royal Bank of Canada, 3.20%, 04/30/21	1,000	1,017,862
Royal Bank of Scotland Group PLC:
3.88%, 09/12/23	390	408,733
6.00%, 12/19/23	348	387,046
5.13%, 05/28/24	460	498,411
(3 mo. LIBOR US + 1.762%), 4.27%, 03/22/25(a)	460	488,729
Santander UK PLC:
2.13%, 11/03/20	750	750,894
5.00%, 11/07/23(c)	1,753	1,884,938
Standard Chartered PLC, (3 mo. LIBOR US + 1.200%), 3.09%, 09/10/22(c)(e)	1,055	1,062,944
Sumitomo Mitsui Financial Group, Inc., 3.54%, 01/17/28	1,050	1,111,410
SunTrust Banks, Inc., 4.00%, 05/01/25	380	412,032
Svenska Handelsbanken AB, 3.35%, 05/24/21	500	509,868
Wells Fargo & Co.:
4.13%, 08/15/23	350	371,644
3.75%, 01/24/24	385	407,070
5.61%, 01/15/44	200	263,569
4.65%, 11/04/44	980	1,152,663
4.40%, 06/14/46	340	387,810
4.75%, 12/07/46	295	354,264

		57,232,129

Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 02/01/36	665	770,572
4.90%, 02/01/46	675	800,633
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25	195	212,524
4.75%, 01/23/29	845	979,498
4.44%, 10/06/48	785	880,467
4.75%, 04/15/58	1,335	1,561,406
5.80%, 01/23/59	245	334,606

		5,539,706

Biotechnology — 2.0%
AbbVie, Inc.:
2.50%, 05/14/20	2,230	2,233,351
2.30%, 05/14/21	495	496,824
2.85%, 05/14/23	550	560,979
3.20%, 05/14/26	240	248,710
2.95%, 11/21/26(c)	230	234,178
3.20%, 11/21/29(c)	490	498,504
4.05%, 11/21/39(c)	485	509,763
4.40%, 11/06/42	795	854,501
4.45%, 05/14/46(c)	165	176,729

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.88%, 11/14/48	$645	$745,192
4.25%, 11/21/49(c)	395	419,418
Baxalta, Inc., 4.00%, 06/23/25	283	304,965
Gilead Sciences, Inc.:
3.25%, 09/01/22	135	139,546
4.50%, 02/01/45	323	375,488
4.75%, 03/01/46	391	470,191
4.15%, 03/01/47	75	83,554

		8,351,893

Capital Markets — 5.6%
Bank of New York Mellon Corp.:
3.45%, 08/11/23	265	278,587
2.20%, 08/16/23	1,125	1,136,512
Credit Agricole SA:
2.75%, 06/10/20(c)	1,000	1,003,140
3.75%, 04/24/23(c)	275	287,678
2.38%, 01/22/25(c)	1,345	1,343,719
Credit Suisse AG:
3.00%, 10/29/21	665	678,351
2.10%, 11/12/21	404	405,912
3.63%, 09/09/24	575	611,746
Credit Suisse Group AG, (3 mo. LIBOR US + 1.240%), 4.21%, 06/12/24(a)(c)	820	867,439
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	1,350	1,373,125
3.80%, 06/09/23	547	572,721
Deutsche Bank AG:
4.25%, 02/04/21	925	939,790
4.25%, 10/14/21	180	185,134
Goldman Sachs Group, Inc.:
2.88%, 02/25/21	975	984,708
3.00%, 04/26/22	850	860,736
4.25%, 10/21/25	860	934,162
(3 mo. LIBOR US + 1.301%), 4.22%, 05/01/29(a)	650	716,676
4.80%, 07/08/44	370	448,169
5.15%, 05/22/45	575	706,810
Intercontinental Exchange, Inc., 4.25%, 09/21/48	320	378,752
Morgan Stanley:
2.50%, 04/21/21	550	554,170
5.50%, 07/28/21	10	10,534
(3 mo. LIBOR US + 1.400%), 3.34%, 10/24/23(e)	1,675	1,711,157
(3 mo. LIBOR US + 0.847%), 3.74%, 04/24/24(a)	925	966,530
3.88%, 04/29/24	1,385	1,472,363
4.30%, 01/27/45	835	982,223
State Street Corp., (3 mo. LIBOR US + 0.770%), 3.78%, 12/03/24(a)	490	518,573
UBS Group AG:
3.00%, 04/15/21(c)	2,150	2,178,004
(3 mo. LIBOR US + 1.468%), 3.13%, 08/13/30(a)(c)	755	768,039

		23,875,460

Chemicals — 0.4%
Air Liquide Finance SA:
2.25%, 09/27/23(c)	520	517,433
2.50%, 09/27/26(c)	290	288,326
DuPont de Nemours, Inc.:
5.32%, 11/15/38	290	346,165
5.42%, 11/15/48	215	265,284
LYB International Finance III LLC, 4.20%, 10/15/49	155	161,780
Sherwin-Williams Co.:
2.75%, 06/01/22	61	62,068

Security	Par (000)	Value

Chemicals (continued)
4.50%, 06/01/47	$180	$204,603

		1,845,659

Commercial Services & Supplies — 0.7%
Aviation Capital Group LLC, 6.75%, 04/06/21(c)	1,575	1,659,786
GATX Corp., 4.35%, 02/15/24	510	545,398
Republic Services, Inc., 3.95%, 05/15/28	300	330,598
Waste Management, Inc.:
3.20%, 06/15/26	290	303,828
3.45%, 06/15/29	210	224,901

		3,064,511

Communications Equipment — 0.4%
Motorola Solutions, Inc., 4.60%, 05/23/29	1,390	1,517,384

Consumer Finance — 2.2%
American Express Co., 3.40%, 02/27/23	500	519,180
Capital One Financial Corp., 4.25%, 04/30/25	675	734,953
Capital One N.A.:
2.35%, 01/31/20	825	825,163
2.95%, 07/23/21	735	745,572
Ford Motor Credit Co. LLC:
5.58%, 03/18/24	410	443,841
5.11%, 05/03/29	1,280	1,319,164
General Motors Financial Co., Inc.:
3.20%, 07/06/21	565	572,801
3.15%, 06/30/22	1,000	1,019,298
4.35%, 04/09/25	1,230	1,312,437
4.35%, 01/17/27	1,205	1,266,791
Synchrony Financial:
2.85%, 07/25/22	215	217,657
4.38%, 03/19/24	200	213,402

		9,190,259

Containers & Packaging — 0.2%
International Paper Co.:
4.40%, 08/15/47	190	203,500
4.35%, 08/15/48	200	212,949
WRKCo, Inc., 3.75%, 03/15/25	380	400,849

		817,298

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 05/15/21	1,140	1,176,657
5.00%, 10/01/21	674	706,729
3.65%, 07/21/27	1,070	1,102,581
Charles Schwab Corp., 3.25%, 05/21/21	665	677,973
GE Capital International Funding Co., 4.42%, 11/15/35	1,081	1,156,382

		4,820,322

Diversified Telecommunication Services — 3.4%
AT&T Inc.:
3.40%, 05/15/25	2,195	2,298,763
3.60%, 07/15/25	305	322,859
3.88%, 01/15/26	592	634,447
3.80%, 02/15/27	315	335,800
4.50%, 05/15/35	1,405	1,565,630
5.25%, 03/01/37	400	477,914
5.15%, 03/15/42	400	467,396
4.80%, 06/15/44	65	74,165
4.75%, 05/15/46	583	659,806
5.15%, 11/15/46	5	5,987
5.45%, 03/01/47	330	409,950
5.15%, 02/15/50	150	180,983
Telefonica Emisiones SAU:
4.67%, 03/06/38	255	285,293
4.90%, 03/06/48	315	360,687

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
3.38%, 02/15/25	$459	$486,223
4.50%, 08/10/33	550	642,021
4.27%, 01/15/36	1,725	1,953,654
5.25%, 03/16/37	745	935,667
4.81%, 03/15/39	865	1,044,198
3.85%, 11/01/42	950	1,026,600
4.86%, 08/21/46	190	235,865
5.01%, 04/15/49	35	44,874

		14,448,782

Electric Utilities — 4.2%
American Transmission Systems, Inc., 5.25%, 01/15/22(c)	400	423,381
Baltimore Gas & Electric Co., 3.20%, 09/15/49	250	245,032
DTE Electric Co., Series A, 4.05%, 05/15/48	186	215,954
Duke Energy Carolinas LLC:
3.75%, 06/01/45	420	453,209
3.20%, 08/15/49	135	134,552
Duke Energy Florida LLC:
2.50%, 12/01/29	460	458,781
4.20%, 07/15/48	460	533,415
Duke Energy Progress LLC:
3.70%, 09/01/28	690	752,911
6.30%, 04/01/38	750	1,044,613
3.60%, 09/15/47	350	367,149
Entergy Arkansas LLC, 3.70%, 06/01/24	825	876,064
Entergy Corp., 4.00%, 07/15/22	700	730,742
Exelon Corp., 2.45%, 04/15/21	2,000	2,009,085
FirstEnergy Corp.:
3.90%, 07/15/27	680	727,378
4.85%, 07/15/47	520	618,609
Florida Power & Light Co., 5.95%, 02/01/38	800	1,108,500
Kentucky Utilities Co., 5.13%, 11/01/40	375	465,681
MidAmerican Energy Co., 4.25%, 05/01/46	460	534,184
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(c)	345	377,595
NextEra Energy Capital Holdings, Inc.:
3.15%, 04/01/24	415	430,389
3.55%, 05/01/27	115	122,187
2.75%, 11/01/29	600	603,201
Ohio Power Co.:
Series D, 6.60%, 03/01/33	675	923,594
4.00%, 06/01/49	225	252,726
Oncor Electric Delivery Co. LLC:
5.30%, 06/01/42	660	863,782
3.75%, 04/01/45	350	380,581
PPL Electric Utilities Corp., 3.95%, 06/01/47	220	244,665
Progress Energy, Inc., 3.15%, 04/01/22	775	790,160
Southern California Edison Co.:
4.00%, 04/01/47	148	155,822
4.13%, 03/01/48	57	60,905
4.88%, 03/01/49	345	409,297
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(c)	445	472,249
Wisconsin Electric Power Co, 2.05%, 12/15/24	235	234,895

		18,021,288

Energy Equipment & Services — 0.3%
Halliburton Co., 3.80%, 11/15/25	1,135	1,210,807

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.:
4.70%, 03/15/22	525	553,242
5.00%, 02/15/24	430	472,943
2.75%, 01/15/27	1,015	1,013,894
3.95%, 03/15/29	215	231,255
3.80%, 08/15/29	380	406,269

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc., 3.35%, 05/15/27	$550	$579,588
Boston Properties LP, 4.50%, 12/01/28	500	566,996
Crown Castle International Corp.:
3.40%, 02/15/21	1,453	1,472,772
2.25%, 09/01/21	1,765	1,770,130
5.25%, 01/15/23	807	876,656
4.30%, 02/15/29	305	338,066
3.10%, 11/15/29	450	455,769
Equinix, Inc., 2.90%, 11/18/26	390	390,682
ERP Operating LP, 3.25%, 08/01/27	525	551,955
Healthpeak Properties, Inc., 3.00%, 01/15/30	425	426,679
Realty Income Corp., 3.25%, 06/15/29	230	242,946
Welltower, Inc., 2.70%, 02/15/27	285	286,221

		10,636,063

Food & Staples Retailing — 2.0%
CVS Health Corp.:
4.10%, 03/25/25	400	429,466
4.30%, 03/25/28	2,635	2,878,583
4.78%, 03/25/38	320	363,798
5.30%, 12/05/43	200	238,868
5.13%, 07/20/45	360	427,074
5.05%, 03/25/48	370	438,460
Kroger Co., 4.45%, 02/01/47	365	387,718
Walmart, Inc.:
2.65%, 12/15/24	691	713,585
3.55%, 06/26/25	273	293,270
3.70%, 06/26/28	1,365	1,503,947
4.05%, 06/29/48	650	770,474

		8,445,243

Food Products — 0.5%
General Mills, Inc.:
3.20%, 04/16/21	145	147,618
3.70%, 10/17/23	240	252,911
4.20%, 04/17/28	135	150,487
4.70%, 04/17/48	90	107,377
Kraft Heinz Foods Co.:
3.00%, 06/01/26	710	710,207
4.38%, 06/01/46	655	645,679

		2,014,279

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories:
3.75%, 11/30/26	566	618,441
4.75%, 11/30/36	385	482,847
4.75%, 04/15/43	117	147,382
4.90%, 11/30/46	260	341,707
Becton Dickinson and Co.:
(3 mo. LIBOR US + 1.030%), 2.92%, 06/06/22(e)	1,525	1,536,227
3.70%, 06/06/27	1,024	1,089,741
Medtronic, Inc.:
3.15%, 03/15/22	378	388,780
4.63%, 03/15/45	40	50,382

		4,655,507

Health Care Providers & Services — 2.7%
Aetna, Inc.:
2.80%, 06/15/23	350	355,688
3.50%, 11/15/24	395	413,535
Anthem, Inc.:
4.35%, 08/15/20	700	710,007
2.50%, 11/21/20	285	286,268
5.10%, 01/15/44	300	359,036
4.38%, 12/01/47	250	276,030
3.70%, 09/15/49	511	510,213
Centene Corp., 4.25%, 12/15/27(c)	315	324,056

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Cigna Corp.:
3.20%, 09/17/20	$1,870	$1,884,550
4.90%, 12/15/48	50	59,725
HCA, Inc.:
5.25%, 06/15/26	563	630,747
4.50%, 02/15/27	389	419,533
5.50%, 06/15/47	365	419,567
5.25%, 06/15/49	610	681,937
UnitedHealth Group, Inc.:
3.35%, 07/15/22	75	77,686
2.88%, 03/15/23	1,175	1,207,104
3.75%, 07/15/25	770	831,800
3.50%, 08/15/39	175	183,783
4.63%, 11/15/41	645	769,399
4.75%, 07/15/45	120	147,773
4.25%, 06/15/48	500	581,234
3.70%, 08/15/49	105	112,861
3.88%, 08/15/59	265	286,211

		11,528,743

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.:
4.88%, 12/09/45	748	901,795
4.45%, 03/01/47	455	517,369
4.45%, 09/01/48	75	85,961

		1,505,125

Household Durables — 0.3%
Panasonic Corp., 2.54%, 07/19/22(c)	1,220	1,230,603

Industrial Conglomerates — 0.5%
General Electric Co.:
2.70%, 10/09/22	570	577,883
6.75%, 03/15/32	208	267,220
6.15%, 08/07/37	205	254,934
4.13%, 10/09/42	29	29,918
Honeywell International, Inc., 2.70%, 08/15/29	315	322,414
Tyco Electronics Group SA, 3.50%, 02/03/22	600	617,106

		2,069,475

Insurance — 0.8%
Aon PLC, 4.00%, 11/27/23	1,760	1,863,900
Hartford Financial Services Group, Inc., 4.30%, 04/15/43	115	128,032
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26	600	644,844
4.90%, 03/15/49	265	336,557
Principal Financial Group, Inc., 3.70%, 05/15/29	30	32,718
Prudential Financial, Inc., 4.35%, 02/25/50	425	489,963
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(c)	90	131,020

		3,627,034

Interactive Media & Services — 0.2%
Tencent Holdings Ltd., 3.98%, 04/11/29(c)	905	977,006

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.:
2.40%, 02/22/23	550	559,781
2.80%, 08/22/24	1,000	1,034,969
3.15%, 08/22/27	1,955	2,071,874
Expedia Group, Inc., 3.25%, 02/15/30(c)	675	649,662

		4,316,286

IT Services — 1.4%
Fidelity National Information Services, Inc.:
3.50%, 04/15/23	330	343,573
3.00%, 08/15/26	119	123,141
Fiserv, Inc., 4.40%, 07/01/49	385	437,084
Global Payments, Inc.:
2.65%, 02/15/25	350	351,593

Security	Par (000)	Value

IT Services (continued)
3.20%, 08/15/29	$295	$300,667
4.15%, 08/15/49	740	791,717
International Business Machines Corp.:
3.30%, 05/15/26	240	253,358
4.15%, 05/15/39	200	225,605
4.00%, 06/20/42	205	226,510
4.25%, 05/15/49	1,670	1,911,253
Visa, Inc.:
2.80%, 12/14/22	510	524,825
3.15%, 12/14/25	620	655,504

		6,144,830

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 2.60%, 10/01/29	630	623,220

Machinery — 0.1%
John Deere Capital Corp., 2.65%, 06/24/24	215	221,111

Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.38%, 10/23/35	325	409,060
6.48%, 10/23/45	1,975	2,448,459
5.13%, 07/01/49	310	337,389
4.80%, 03/01/50	200	210,901
6.83%, 10/23/55	57	74,648
Comcast Corp.:
3.70%, 04/15/24	385	410,639
3.95%, 10/15/25	400	436,565
3.15%, 03/01/26	395	414,118
4.15%, 10/15/28	635	715,228
4.25%, 01/15/33	650	753,403
6.50%, 11/15/35	125	177,276
4.60%, 10/15/38	340	405,371
4.65%, 07/15/42	130	156,314
4.50%, 01/15/43	225	264,340
4.60%, 08/15/45	230	276,534
4.00%, 03/01/48	340	377,456
4.70%, 10/15/48	825	1,018,682
4.95%, 10/15/58	475	619,030
Discovery Communications LLC:
2.95%, 03/20/23	345	351,625
3.80%, 03/13/24	500	527,820
5.20%, 09/20/47	200	233,139
Fox Corp., 5.58%, 01/25/49(c)	230	293,018
Grupo Televisa SAB, 6.63%, 01/15/40	505	630,461
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20	115	116,232
3.75%, 10/01/21	85	87,367
5.40%, 10/01/48	435	533,904
Time Warner Cable LLC, 4.50%, 09/15/42	137	140,066
ViacomCBS, Inc.:
2.90%, 06/01/23	165	168,444
3.88%, 04/01/24	225	238,273
Walt Disney Co., 6.40%, 12/15/35	234	332,593

		13,158,355

Metals & Mining — 0.1%
Barrick Gold Corp., 5.25%, 04/01/42	200	238,689
Newmont Corp., 2.80%, 10/01/29	80	79,261
Southern Copper Corp., 5.88%, 04/23/45	225	280,687

		598,637

Multi-Utilities — 1.4%
CMS Energy Corp., 5.05%, 03/15/22	1,644	1,735,010
NiSource, Inc., 5.25%, 02/15/43	440	535,573
Sempra Energy:
2.40%, 02/01/20	520	520,036
3.80%, 02/01/38	195	203,909
Virginia Electric & Power Co.:
2.88%, 07/15/29	180	184,455

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
6.00%, 01/15/36	$900	$1,196,533
4.45%, 02/15/44	350	406,642
4.60%, 12/01/48	520	637,606
3.30%, 12/01/49	360	363,500

		5,783,264

Oil, Gas & Consumable Fuels — 8.3%
Atmos Energy Corp., 2.63%, 09/15/29	165	166,594
BP Capital Markets America, Inc.:
3.59%, 04/14/27	250	267,674
4.23%, 11/06/28	530	599,458
BP Capital Markets PLC, 3.28%, 09/19/27	117	123,119
Cameron LNG LLC, 3.30%, 01/15/35(c)	590	595,894
Canadian Natural Resources Ltd., 3.85%, 06/01/27	650	692,291
Cenovus Energy, Inc.:
4.25%, 04/15/27	425	450,274
5.40%, 06/15/47	64	74,385
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	720	809,611
Cimarex Energy Co.:
4.38%, 06/01/24	310	327,450
3.90%, 05/15/27	940	975,184
Concho Resources, Inc.:
3.75%, 10/01/27	655	688,956
4.30%, 08/15/28	275	299,861
4.88%, 10/01/47	118	137,862
4.85%, 08/15/48	275	321,048
ConocoPhillips Co., 4.95%, 03/15/26	600	690,481
Continental Resources, Inc., 3.80%, 06/01/24	370	382,686
Devon Energy Corp., 5.60%, 07/15/41	96	116,747
Diamondback Energy, Inc., 3.50%, 12/01/29	1,163	1,183,469
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22 .	485	545,066
Encana Corp., 6.63%, 08/15/37	500	605,745
Energy Transfer Operating LP:
6.50%, 02/01/42	560	666,122
5.30%, 04/15/47	36	38,431
6.25%, 04/15/49	320	386,180
Enterprise Products Operating LLC:
5.70%, 02/15/42	435	561,334
4.45%, 02/15/43	854	939,882
4.25%, 02/15/48	155	166,530
4.80%, 02/01/49	220	258,445
4.20%, 01/31/50	90	96,609
Hess Corp.:
5.60%, 02/15/41	42	49,187
5.80%, 04/01/47	632	774,035
Kinder Morgan Energy Partners LP:
6.50%, 04/01/20	1,515	1,530,961
7.30%, 08/15/33	800	1,071,851
5.00%, 03/01/43	150	164,518
Kinder Morgan, Inc., 6.50%, 09/15/20	925	953,264
Marathon Oil Corp.:
2.80%, 11/01/22	720	732,118
4.40%, 07/15/27	1,124	1,222,472
5.20%, 06/01/45	64	74,474
Marathon Petroleum Corp., 4.75%, 09/15/44	251	275,943
MPLX LP:
(3 mo. LIBOR US + 0.900%), 2.79%, 09/09/21(e)	170	170,520
6.25%, 10/15/22(c)	336	342,626
3.50%, 12/01/22(c)	70	72,072
4.88%, 06/01/25	1,260	1,376,476
4.13%, 03/01/27	1,150	1,208,005
4.25%, 12/01/27(c)	180	189,524
5.50%, 02/15/49	134	152,235
Newfield Exploration Co., 5.38%, 01/01/26	335	363,346
Noble Energy, Inc.:
5.05%, 11/15/44	25	27,801

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
4.20%, 10/15/49	$710	$719,561
Occidental Petroleum Corp.:
2.70%, 08/15/22	310	313,222
2.90%, 08/15/24	880	894,379
7.88%, 09/15/31	225	301,912
4.50%, 07/15/44	170	171,751
6.60%, 03/15/46	12	15,471
4.20%, 03/15/48	315	312,927
Pioneer Natural Resources Co., 3.45%, 01/15/21	255	257,977
Shell International Finance BV, 3.50%, 11/13/23	1,585	1,670,289
Spectra Energy Partners LP, 3.38%, 10/15/26	880	911,187
Sunoco Logistics Partners Operations LP:
4.00%, 10/01/27	415	429,379
5.35%, 05/15/45	800	860,356
5.40%, 10/01/47	880	956,805
Texas Eastern Transmission LP, 2.80%, 10/15/22(c)	750	757,498
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	265	281,953
Western Midstream Operating LP, 5.38%, 06/01/21	1,025	1,057,617
Williams Cos., Inc., 4.50%, 11/15/23	1,300	1,392,251

		35,223,351

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49(c)	270	280,026

Pharmaceuticals — 2.9%
Allergan Funding SCS:
3.45%, 03/15/22	3,180	3,253,027
3.80%, 03/15/25	650	683,090
Bayer U.S. Finance II LLC, 3.88%, 12/15/23(c)	825	866,069
Bristol-Myers Squibb Co., 2.90%, 07/26/24(c)	1,330	1,373,355
Eli Lilly & Co.:
3.95%, 03/15/49	195	225,884
4.15%, 03/15/59	145	171,266
Johnson & Johnson, 3.55%, 03/01/36	480	525,317
Shire Acquisitions Investments Ireland DAC:
2.40%, 09/23/21	2,260	2,272,855
2.88%, 09/23/23	1,445	1,472,480
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	425	495,164
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	514	506,129
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	108	104,593
Wyeth LLC, 5.95%, 04/01/37	425	580,542

		12,529,771

Road & Rail — 1.9%
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40	500	675,114
4.40%, 03/15/42	235	272,309
4.90%, 04/01/44	60	74,824
4.15%, 12/15/48	120	138,282
CSX Corp.:
3.25%, 06/01/27	195	205,143
3.80%, 03/01/28	480	523,859
4.25%, 03/15/29	135	152,078
4.30%, 03/01/48	105	119,288
Norfolk Southern Corp.:
3.80%, 08/01/28	875	961,714
3.94%, 11/01/47	210	226,340
4.15%, 02/28/48	140	158,282

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.38%, 02/01/22(c)	$1,000	$1,021,286
3.45%, 07/01/24(c)	1,065	1,106,419
Ryder System, Inc., 2.88%, 09/01/20	1,000	1,004,509
Union Pacific Corp.:
3.55%, 08/15/39	75	77,940
4.05%, 03/01/46	355	387,033
3.95%, 08/15/59	235	246,451
3.84%, 03/20/60(c)	894	907,075

		8,257,946

Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc., 2.50%, 12/05/21	340	342,529
Applied Materials, Inc., 3.30%, 04/01/27	705	747,682
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.20%, 01/15/21	1,000	1,000,767
3.00%, 01/15/22	10	10,148
3.88%, 01/15/27	1,055	1,095,890
Broadcom, Inc., 4.75%, 04/15/29(c)	1,225	1,339,517
KLA Corp.:
4.65%, 11/01/24	40	43,906
4.10%, 03/15/29	810	887,481
Lam Research Corp.:
3.75%, 03/15/26	90	96,493
4.00%, 03/15/29	505	556,169
4.88%, 03/15/49	290	363,168
NVIDIA Corp., 2.20%, 09/16/21	490	492,470
NXP BV/NXP Funding LLC, 5.55%, 12/01/28(c)	70	81,822
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29(c)	1,331	1,439,323
QUALCOMM, Inc., 4.30%, 05/20/47	365	418,756

		8,916,121

Software — 1.5%
Microsoft Corp.:
4.10%, 02/06/37	530	626,993
3.75%, 02/12/45	466	529,953
4.45%, 11/03/45	922	1,154,524
3.70%, 08/08/46	495	559,723
Oracle Corp.:
2.40%, 09/15/23	2,050	2,084,235
5.38%, 07/15/40	800	1,039,874
4.00%, 11/15/47	295	330,037

		6,325,339

Specialty Retail — 0.5%
Home Depot, Inc.:
4.40%, 03/15/45	215	256,987
4.25%, 04/01/46	335	395,048
3.90%, 06/15/47	140	158,442
4.50%, 12/06/48	240	296,479
Lowe’s Cos., Inc.:
3.70%, 04/15/46	425	433,549
4.55%, 04/05/49	584	689,516

		2,230,021

Technology Hardware, Storage & Peripherals — 1.5%
Apple Inc.:
2.85%, 02/23/23	1,010	1,038,884
3.25%, 02/23/26	855	905,510
2.45%, 08/04/26	1,050	1,064,995
2.90%, 09/12/27	375	390,428
2.20%, 09/11/29	490	480,801
4.38%, 05/13/45	750	910,739
3.85%, 08/04/46	730	823,295

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp.:
4.42%, 06/15/21(c)	$45	$46,310
8.35%, 07/15/46(c)	480	661,410
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	125	126,420

		6,448,792

Tobacco — 1.4%
Altria Group, Inc.:
4.80%, 02/14/29	685	763,545
4.50%, 05/02/43	75	76,653
5.38%, 01/31/44	540	610,156
5.95%, 02/14/49	565	685,045
BAT Capital Corp.:
3.22%, 08/15/24	1,485	1,518,974
3.46%, 09/06/29	580	586,762
Reynolds American, Inc.:
4.00%, 06/12/22	730	759,879
4.85%, 09/15/23	220	238,539
5.70%, 08/15/35	550	639,458
7.00%, 08/04/41	70	85,655

		5,964,666

Trading Companies & Distributors — 0.4%
Air Lease Corp.:
2.50%, 03/01/21	905	909,170
3.38%, 06/01/21	540	549,177
2.25%, 01/15/23	390	390,366

		1,848,713

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV:
5.00%, 03/30/20	100	100,500
4.38%, 04/22/49	575	659,272
Rogers Communications, Inc., 3.70%, 11/15/49 .	130	131,235
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(c)	149	150,074
Vodafone Group PLC:
3.75%, 01/16/24	850	899,136
4.38%, 02/19/43	227	243,794
5.25%, 05/30/48	415	498,507

		2,682,518

Total Corporate Bonds — 79.1% (Cost: $316,519,089)		337,450,893

Foreign Agency Obligations — 0.8%

Mexico — 0.7%
Petroleos Mexicanos:
6.50%, 03/13/27	1,135	1,202,504
6.38%, 01/23/45	475	461,195
6.35%, 02/12/48	966	935,311
7.69%, 01/23/50(c)	390	427,327

		3,026,337

Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 4.25%, 04/16/39(c)	200	213,750

Total Foreign Agency Obligations — 0.8% (Cost: $3,155,067)		3,240,087

Foreign Government Obligations — 1.6%

Colombia — 0.3%
Republic of Colombia, 4.50%, 03/15/29	1,050	1,164,516

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Indonesia — 0.3%
Republic of Indonesia:
4.13%, 01/15/25(c)		$350	$374,937
3.50%, 01/11/28		975	1,019,180

			1,394,117

Mexico — 0.7%
United Mexican States:
4.15%, 03/28/27		1,193	1,277,628
4.75%, 03/08/44		923	1,019,627
4.60%, 02/10/48		600	656,250

			2,953,505

Panama — 0.1%
Republic of Panama:
3.16%, 01/23/30	USD	400	412,000
4.30%, 04/29/53		240	279,225

			691,225

Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26		440	466,400

Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		315	347,878

Total Foreign Government Obligations — 1.6% (Cost: $6,473,401)			7,017,641

Taxable Municipal Bonds — 2.5%

California — 1.3%
City of San Francisco Public Utilities Commission Water Revenue RB, 3.30%, 11/01/39		495	493,728
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,682,085
State of California GO:
7.30%, 10/01/39		510	779,107
7.63%, 03/01/40		1,125	1,793,362
University of California RB, 3.35%, 07/01/29		550	588,505

			5,336,787

Illinois — 0.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40		1,000	1,434,890

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42		165	163,177

New York — 0.9%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,125	1,758,375
New York State Dormitory Authority RB, 3.11%, 02/15/39		590	589,823
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62		1,300	1,596,179

			3,944,377

Total Taxable Municipal Bonds — 2.5% (Cost: $8,645,187)			10,879,231

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities — 3.2%

Mortgage-Backed Securities — 3.2%
Fannie Mae Mortgage-Backed Securities, 4.50%, 03/01/47-04/01/49	$2,899	$3,147,180
Freddie Mac Mortgage-Backed Securities:
4.50%, 03/01/49	1,703	1,879,287
4.00%, 08/01/49-09/01/49	8,092	8,605,598

Total U.S. Government Sponsored Agency Securities — 3.2% (Cost: $13,493,367)		13,632,065

U.S. Treasury Obligations — 8.3%
U.S. Treasury Inflation Indexed Bonds, 1.00%, 02/15/49	1,514	1,681,794
U.S. Treasury Notes:
2.13%, 05/15/22	374	378,617
1.25%, 08/31/24	2,857	2,802,427
1.50%, 09/30/24	4,400	4,363,391
1.50%, 10/31/24	5,744	5,696,208
1.50%, 11/30/24	10,364	10,280,197
2.63%, 02/15/29	2,200	2,333,203
1.63%, 08/15/29	8,095	7,892,211

Total U.S. Treasury Obligations — 8.3% (Cost: $35,612,226)		35,428,048

Total Long-Term Investments — 98.4% (Cost: $395,633,476)		420,018,276

	Shares

Short-Term Securities — 1.1%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.44%(f)	4,536,979	4,536,979

Total Short-Term Securities — 1.1% (Cost: $4,536,979)		4,536,979

Options Purchased — 0.0%
(Cost: $173,230)		4,123

Total Investments — 99.5% (Cost: $400,343,685)		424,559,378

Other Assets Less Liabilities—0.5%		2,252,632

Net Assets — 100.0%		$426,812,010

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Perpetual security with no stated maturity date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series C Portfolio

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	39	03/20/20	$6,080	$(99,894)
U.S. Ultra Treasury Bonds	47	03/20/20	8,538	(229,294)
U.S. Treasury Notes (2 Year)	177	03/31/20	38,144	(14,552)

				(343,740)

Short Contracts
U.S. Treasury Notes (10 Year)	13	03/20/20	1,669	1,466
U.S. Ultra Treasury Notes (10 Year)	16	03/20/20	2,251	29,181
U.S. Treasury Notes (5 Year)	145	03/31/20	17,198	30,418

				61,065

				$(282,675)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Put
30-Year Interest Rate Swap, 09/08/50	3.50%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	09/08/20	3.50%	$4,760	$4,123

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/ Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	$8,270	$(217,395)	$(163,356)	$(54,039)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/21	BBB-	$1,875	$3,056	$(22,568)	$25,624

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series C Portfolio

Currency Abbreviations

USD	US Dollar
Portfolio Abbreviations

EDA	Economic Development Authority

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

RB	Revenue Bonds

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$420,018,276	$—	$420,018,276
Short-Term Securities	4,536,979	—	—	4,536,979
Options Purchased:
Interest rate contracts	—	4,123	—	4,123

	$4,536,979	$420,022,399	$—	$424,559,378

(a) See above Schedule of Investments for values in each security type.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Credit contracts.	$—	$25,624	$—	$25,624
Interest rate contracts	61,065	—	—	61,065
Liabilities:
Credit contracts.	—	(54,039)	—	(54,039)
Interest rate contracts	(343,740)	—	—	(343,740)

	$(282,675)	$(28,415)	$—	$(311,090)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.